Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Consolidated Financial Statements (Details) - Balance Sheet [Member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RMB [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange rates	7.2993	7.0999	6.8972
Period Average Exchange rates	7.1957	7.0809	6.729
JPY [Member]
Schedule of Currency Exchange Rates Consolidated Financial Statements [Line Items]
Period End Exchange rates	157.37	140.8	131.81
Period Average Exchange rates	151.46	140.82	131.46